Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011	Sep. 30, 2013 Series M Senior Notes 3.375% Due October 15, 2020	Dec. 31, 2013 Series M Senior Notes 3.375% Due October 15, 2020	Dec. 28, 2012 Series L, Senior Notes 3.250% Due September 15, 2022	Dec. 31, 2013 Series L, Senior Notes 3.250% Due September 15, 2022	Dec. 28, 2012 Series K, Senior Notes 3.000% Due March 1, 2019 offering	Dec. 31, 2013 Series K, Senior Notes 3.000% Due March 1, 2019	Mar. 31, 2013 Series J, Senior Notes matured February 15, 2013	Dec. 28, 2012 Series F, Senior Notes matured June 15, 2012	Dec. 28, 2012 Offering One Series K, Senior Notes 3.000% Due March 1, 2019	Dec. 28, 2012 Offering Two Series K, Senior Notes 3.000% Due March 1, 2019
Debt Instrument [Line Items]
Senior Notes, face amount				$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 600,000,000	$ 600,000,000			$ 400,000,000	$ 200,000,000
Debt instrument, stated interest rate				3.375%	3.375%	3.25%	3.25%	3.00%	3.00%
Proceeds from debt, net of issuance costs				345,000,000
Number of offerings comprising notes								2
Issuance of long-term debt	345,000,000	936,000,000	118,000,000			346,000,000		590,000,000
Payment made to retire debt at maturity										411,000,000	356,000,000
Multicurrency revolving credit agreement, aggregate effective borrowings	2,000,000,000
Cash paid for interest, net of amounts capitalized	$ 83,000,000	$ 83,000,000	$ 130,000,000